UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			          Washington, D.C.  20549

              				 FORM 24F-2
		      Annual Notice of Securities Sold
			          Pursuant to Rule 24f-2

	   Read instructions at end of Form before preparing Form.


1.   Name and address of Issuer:     Alamo Growth Fund, Inc.
                            				     1777 N.E. Loop 410, Suite 1512
				                                 San Antonio, TX  78217

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):   [X]

3.   Investment Company Act File Number:     811-09162

     Securities Act File Number:     333-26195

4(a).     Last day of fiscal year for which this Form is filed:   5/31/98

4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[_] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of
	    securities sold during the
	    fiscal year pursuant to
	    section 24(f):	                     				$1,272,000

     (ii)   Aggregate price of securities
	    redeemed or repurchased
	    during the fiscal year:		$250,464

     (iii)  Aggregate price of securities
	    redeemed or repurchased
	    during any prior fiscal year
	    ending no earlier than
	    October 11, 1995 that were
	    not previously used to
	    reduce registration fees
	    payable to the Commission:		$   -0-

     (iv)   Total available redemption
	    credits [add items 5(ii) and
	    5(iii)]:			                     		      -	$  250,464

     (v)    Net sales - if Item 5(i) is
	    greater than item 5(iv)
	    [subtract Item 5(iv) from
	    Item 5(i)]:		                         				$1,021,536

     (vi)   Redemption credits available
	    for use in future years - if
	    Item 5(i) is less than
	    Item 5(iv) [subtract
	    Item 5(iv) from Item 5(i)]:		$  -0-

     (vii)  Multiplier for determining
	    registration fee (See
	    Instruction C.9):	                    				x  .000295

     (viii) Registration fee due [multiply
	    Item 5(v) by Item 5(vii)]
	    (enter "0" if no fee is due):		      = $      301.35

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                          								+$  -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                               						      = $     301.35

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        				  7/23/98

	  Method of Delivery:

          		[_]  Wire Transfer

          		[X]  Mail or other means

				  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	_____________________________________________
			                      	Michael J. Avellar, Secretary

Date:  7/27/98


     *Please print the name and title of the signing officer below the
				  signature.